Schedule of Right-of-use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use Assets
Opening balance for the year	$ 6,781	$ 36,529	$ 65,464
Amortization and expiration of operating lease right-of use assets	(6,781)	(29,748)	(28,935)
Closing balance for the year		$ 6,781	$ 36,529